                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2007

Check here if Amendment [  ]; Amendment Number: ____

  This Amendment (Check only one):     [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Asset Managers, LLP
Address:          P.O. Box 466 Barclays Court
                  Les Echelons, St. Peter Port
                  Guernsey, GYI 6 BA, Channel Islands

13F File Number:  28-10957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jeremy D. Paulson-Ellis
Title:            Chairman
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

  /s/ Jeremy D. Paulson-Ellis     London, United Kingdom        MAY 14, 2007
        [Signature]                   [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number      Name

     28-01190                  Frank Russell Company
        ------------------     ----------------------------------
     [Repeat as necessary]
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  25

Form 13F Information Table Value Total:  $2,807,603,773.84


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number      Name

              28-10955             Genesis Investment Management, LLP


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FILTERED COMBINED HOLDINGS REPORT - GENESIS ASSET MANAGERS, LLP

AS AT 31 MARCH 2007

                               ITEM 2 -                                                   ITEM 6:                      ITEM 8:
                               TITLE OR     ITEM 3 -                          ITEM 5:       INV      ITEM 7:           VOTING
ITEM 1 - STOCK NAME             CLASS        CUSIP         ITEM 4: FMV        SHARES     DISCRETION  MANAGER         AUTHORITY
-----------------------------  ---------  ------------  ----------------  -------------  ----------  -------        ------------
Anglogold Ashanti Spon         ADR        US0351282068     70,367,300.64   1,578,096.00  Sole           1     Sole  1,302,697.00
                                                                                                              None    275,399.00

Banco Itau Holding Financeira  ADR        US0596022014    126,814,440.00   3,642,000.00  Sole           1     Sole  2,654,700.00
                                                                                                              None    987,300.00

Banco Macro Bansud             ADR        US05961W1053     55,003,164.00   1,620,600.00  Sole           1     Sole  1,366,600.00
                                                                                                              None    254,000.00

Bancolombia                    ADR        US05968L1026     33,125,547.00   1,196,300.00  Sole           1     Sole  1,014,500.00
                                                                                                              None    181,800.00

BMB Munai (Certificated)                  US09656A1051      8,658,034.00   1,609,300.00  Sole           1     Sole  1,609,300.00
                                                                                                              None          0.00

Brasil Telecom Participacoes   ADR        US1055301097    142,715,396.07   3,165,123.00  Sole           1     Sole  2,230,923.00
                                                                                                              None    934,200.00

Check Point Software                      IL0010824113    264,516,359.04  11,872,368.00  Sole           1     Sole  8,601,020.00
                                                                                                              None  3,271,348.00

Coca-Cola Embonor B            ADR Reg S  US2908152083      4,615,055.33     389,443.00  Sole           1     Sole    216,843.00
                                                                                                              None    172,600.00

Companhia Brasileira De Dist.  ADR        US20440T2015    115,759,341.00   4,006,900.00  Sole           1     Sole  2,821,300.00
                                                                                                              None  1,185,600.00

Credicorp (US)                            BMG2519Y1084    144,352,879.00   2,962,300.00  Sole           1     Sole  2,131,600.00
                                                                                                              None    830,700.00

Embotelladora Andina           ADR Rep A  US29081P2048      8,345,774.45     466,505.00  Sole           1     Sole    287,105.00
                                                                                                              None    179,400.00

Embotelladora Andina           ADS Rep B  US29081P3038     58,043,211.00   2,962,900.00  Sole           1     Sole  1,755,700.00
                                                                                                              None  1,207,200.00

Femsa                          ADS        US3444191064    173,055,165.21   1,560,954.00  Sole           1     Sole  1,094,418.00
                                                                                                              None    466,536.00

Kookmin Bank Spons             ADR        US50049M1099        378,630.00       4,200.00  Sole           1     Sole      4,200.00
                                                                                                              None          0.00

Korea Electric Power Spon      ADR        US5006311063     10,196,000.00     509,800.00  Sole           1     Sole    398,700.00
                                                                                                              None    111,100.00

Mobile Telesystems             ADR        US6074091090    390,867,169.60   6,984,760.00  Sole           1     Sole  5,720,760.00
                                                                                                              None  1,264,000.00

                               ITEM 2 -                                                   ITEM 6:                       ITEM 8:
                               TITLE OR     ITEM 3 -                          ITEM 5:       INV      ITEM 7:            VOTING
ITEM 1 - STOCK NAME             CLASS        CUSIP         ITEM 4: FMV        SHARES     DISCRETION  MANAGER          AUTHORITY
-----------------------------  ---------  ------------  ----------------  -------------  ----------  -------        ------------
Retalix                                   IL0010806706      9,685,102.00     502,600.00  Sole           1     Sole    502,600.00
                                                                                                              None          0.00

SK Telecom Co                  ADR        US78440P1084     20,382,426.00     870,300.00  Sole           1     Sole    506,100.00
                                                                                                              None    364,200.00

Syneron Medical                           IL0010909351     30,934,380.00   1,143,600.00  Sole           1     Sole    994,100.00
                                                                                                              None    149,500.00

Taiwan Semiconductor Co        ADR        US8740391003     44,782,543.50   4,165,818.00  Sole           1     Sole  1,846,755.00
                                                                                                              None  2,319,063.00

Tele Norte Leste               ADR        US8792461068    179,352,560.00  12,959,000.00  Sole           1     Sole  9,180,400.00
                                                                                                              None  3,778,600.00

Teva Pharmaceuticals Spons     ADR        US8816242098    333,815,712.00   8,918,400.00  Sole           1     Sole  6,398,600.00
                                                                                                              None  2,519,800.00

Unibanco                       ADR        US90458E1073    104,427,240.00   1,194,000.00  Sole           1     Sole    864,000.00
                                                                                                              None    330,000.00

Vale Rio Doce Spons            ADR        US2044121000    472,712,744.00  15,112,300.00  Sole           1     Sole 10,622,184.00
                                                                                                              None  4,490,116.00

Veropharm                                 RU000A0JL475      4,697,600.00     117,440.00  Sole           1     Sole    117,440.00
                                                                                                              None          0.00
                                                        ----------------
                                                        2,807,603,773.84
                                                        ================